Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 267	$ 441	$ 376
Annual non-employee Director stock award	536	698	507
Total Stock Compensation expense	$ 803	$ 1,139	$ 883